CONDENSED FINANCIAL INFORMATION OF THE COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)
Current assets
Cash and cash equivalents	$ 203,226	¥ 1,411,000	$ 265,481	¥ 1,843,233	[1],[2]	¥ 1,115,738	[2]	¥ 554,451	[2]
Restricted cash	24,161	167,751		156,161	[1]
Short-term investments	52,067	361,499		29,234	[1]
Prepayments and other current assets	82,285	571,306		360,004	[1]
Due from related parties	6,377	44,278		60,794	[1]
Total current assets	456,897	3,172,246		3,087,967	[1]
Non-current assets
Intangible assets, net	32,731	227,251		233,092	[1]
Goodwill	135,953	943,922	88,991	617,863	[1]	266,113
Investment in equity investees	14,412	100,063		124,708	[1]
Other Long-term Investments	126,328	877,094		700,113	[1]
Other long-term investments	140,740	977,157		824,821
Total non-current assets	341,191	2,368,888		1,838,584	[1]
Total assets	798,088	5,541,134		4,926,551	[1]
Current liabilities
Accounts payable	28,069	194,882		137,883	[1]
Accrued expenses and other current liabilities	195,846	1,359,758		1,309,191	[1]
Due to related parties	10,250	71,167		56,932	[1]
Income tax payable	1,759	12,209		29,822	[1]
Total current liabilities	297,599	2,066,221		1,720,585	[1]
Non-current liabilities
Other non-current liabilities	5,257	36,499		73,826	[1]
Total non-current liabilities	39,425	273,735		191,521	[1]
Total liabilities	337,024	2,339,956		1,912,106	[1]
Commitments and contingencies					[1]
Shareholders' equity
Treasury stock (nil and 25,368,080 shares as of December 31, 2015 and 2016, respectively)	(25,780)	(178,991)
Additional paid-in capital	392,579	2,725,675		2,416,907	[1]
Retained earnings	34,177	237,293		317,818	[1]
Accumulated other comprehensive income	32,858	228,145		119,116	[1]	2,201		11,895
Total Cheetah Mobile Inc. shareholders' equity	433,867	3,012,352		2,854,067	[1]
Total liabilities, noncontrolling interests and shareholders' equity	798,088	5,541,134		4,926,551	[1]
Class A Ordinary shares
Shareholders' equity
Ordinary shares	9	65		56	[1]
Class B Ordinary shares
Shareholders' equity
Ordinary shares	24	165		170	[1]
Cheetah
Current assets
Cash and cash equivalents	10,729	74,488	$ 84,024	583,374		¥ 534,390		¥ 282,584
Restricted cash	9,991	69,370		25,974
Short-term investments	46	316		6,494
Prepayments and other current assets	4,834	33,564		15,162
Due from related parties	377,327	2,619,793		1,411,418
Total current assets	402,927	2,797,531		2,042,422
Non-current assets
Intangible assets, net	1,418	9,846		25,022
Goodwill	9,140	63,460		59,404
Investment in equity investees	837	5,814		5,802
Other Long-term Investments				46,373
Investment in subsidiaries	124,460	864,120		891,622
Total non-current assets	135,855	943,240		1,028,223
Total assets	538,782	3,740,771		3,070,645
Current liabilities
Bank loans	49,957	346,850		129,872
Accounts payable	5	32
Accrued expenses and other current liabilities	3,471	24,101		18,208
Due to related parties	51,404	356,898		57,933
Income tax payable	50	344		10,351
Total current liabilities	104,887	728,225		216,364
Non-current liabilities
Other non-current liabilities	28	194		214
Total non-current liabilities	28	194		214
Total liabilities	104,915	728,419		216,578
Shareholders' equity
Treasury stock (nil and 25,368,080 shares as of December 31, 2015 and 2016, respectively)	(25,780)	(178,991)
Additional paid-in capital	392,579	2,725,675		2,416,907
Retained earnings	34,177	237,293		317,818
Accumulated other comprehensive income	32,858	228,145		119,116
Total Cheetah Mobile Inc. shareholders' equity	433,867	3,012,352		2,854,067
Total liabilities, noncontrolling interests and shareholders' equity	538,782	3,740,771		3,070,645
Cheetah | Class A Ordinary shares
Shareholders' equity
Ordinary shares	9	65		56
Cheetah | Class B Ordinary shares
Shareholders' equity
Ordinary shares	$ 24	¥ 165		¥ 170

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)